Inventories	12 Months Ended
Mar. 31, 2025
Disclosure of inventory [abstract]
Inventories
7.
INVENTORIES

	Successor	Successor
	As of March 31, 2025	As of March 31, 2024
	US$’000	US$’000
Raw Materials	11,834	22,841
Work-in-progress	2,782	6,699
Finished goods	20,445	3,093
Less: Allowance for inventories obsolescence	(2,515)	(1,944)
Total inventories	32,546	30,689

In 2025, inventories cost of $82.0 million (2024: $70.4 million, 2023: $43.1 million) were recognized as an expense and included in “cost of revenue”.

Allowance for inventories obsolescence amounted to $0.6 million was recognized during the year ended March 31, 2025. For the period June 16, 2023 to March 31, 2024 and April 1, 2023 to June 15, 2023, a reversal of allowance for inventories obsolescence of $0.3 million and $0.006 million were recognized, respectively. For the year ended March 31, 2023, allowance for inventories obsolescence amounted to $0.005 million. The write-downs and reversals are included in “cost of revenue”. Previous allowances have been reversed and reassessed as certain related inventories were sold and their value was realized during the respective period.